Intangible Assets - Summary of Intangible Assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	£ 1,377
Ending Balance	1,938	£ 1,377
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	1,543	1,004
Additions	725	539
Ending Balance	2,268	1,543
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	166	77
Charge for the year	164	89
Ending Balance	330	166
Patents
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	1,370
Ending Balance	1,813	1,370
Patents | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	1,533	1,004
Additions	582	529
Ending Balance	2,115	1,533
Patents | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	163	77
Charge for the year	139	86
Ending Balance	302	163
Computer Software
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	7
Ending Balance	125	7
Computer Software | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	10
Additions	143	10
Ending Balance	153	10
Computer Software | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	3
Charge for the year	25	3
Ending Balance	£ 28	£ 3